Acquisitions and Other Business Activities (Summary of Intangible Assets Acquired) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 15, 2013	Dec. 31, 2015
MakerBot [Member]
Total intangible assets, amount	$ 168,386
Solid Concepts Inc [Member]
Intangible assets, Weighted Average Life		6 years 7 months 6 days
Developed Technology [Member] | MakerBot [Member]
Intangible assets, Weighted Average Life	5 years
Total intangible assets, amount	$ 43,227
Trade name [Member] | MakerBot [Member]
Intangible assets, Weighted Average Life	11 years
Total intangible assets, amount	$ 42,134
Customer relationships - Distributors [Member] | MakerBot [Member]
Intangible assets, Weighted Average Life	10 years
Total intangible assets, amount	$ 19,315
Customer relationships - Direct [Member] | MakerBot [Member]
Intangible assets, Weighted Average Life	1 year
Total intangible assets, amount	$ 3,435
Customer relationships - Direct [Member] | Solid Concepts Inc [Member]
Intangible assets, Weighted Average Life		6 years
Non-compete Agreement [Member] | MakerBot [Member]
Intangible assets, Weighted Average Life	4 years
Total intangible assets, amount	$ 10,004
IPR&D - Printers [Member] | MakerBot [Member]
Total intangible assets, amount	34,189
Weighted Average Life - Years		Indefinite
IPR&D - Peripherals [Member] | MakerBot [Member]
Total intangible assets, amount	$ 16,082
Weighted Average Life - Years		Indefinite